Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TARGET PORTFOLIO TRUST
Prospectus Date	rr_ProspectusDate	Feb. 17, 2015
Supplement [Text Block]	tpt_SupplementTextBlock

The Target Portfolio Trust
Prudential Core Bond Fund

Supplement dated March 10, 2015 to the

Currently Effective Prospectus and Statement of Additional Information

As approved by the Board of Trustees of the Fund at its meeting held on March 3-5, 2015, effective as of March 9, 2015, the Fund reduced its contractual Class A distribution and service (12b-1) fee from .30% to .25% of average daily net assets and terminated the current 12b-1 fee waiver applicable to Class A shares of the Fund. To reflect these changes, the Fund's Prospectus is amended as follows:

1.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled "Annual Fund Operating Expenses" is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class R	Class Z
Management fees	.35%	.35%	.35%	.35%	.35%
+ Distribution and service (12b-1) fees	.25%	1.00%	None	.75%	None
+ Other expenses(1)	.35%	.35%	.26%	.35%	.35%
= Total annual Fund operating expenses	.95%	1.70%	0.61%	1.45%	0.70%
- Fee waiver or expense reimbursement	(.25)%	(.25)%	(.16)%	(.50)%	(.25)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(2)	.70%	1.45%	.45%	.95%	.45%

(1) The manager has contractually agreed through February 29, 2016 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses) of each class of shares of the Fund to .45% of the Fund's average daily net assets. Separately, the distributor has contractually agreed through February 29, 2016 to reduce its distribution and service (12b-1) fees for Class R shares to .50% of the average daily net assets of the Class R shares. These waivers may not be terminated prior to February 29, 2016 without the approval of the Fund's Board of Trustees.

2.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled "Example," the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$518	$715	$929	$1,542	$518	$715	$929	$1,542
Class C	$248	$511	$900	$1,988	$148	$511	$900	$1,988
Class Q	$46	$179	$324	$747	$46	$179	$324	$747
Class R	$97	$409	$745	$1,692	$97	$409	$745	$1,692
Class Z	$46	$199	$365	$847	$46	$199	$365	$847

PRUDENTIAL CORE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tpt_SupplementTextBlock

The Target Portfolio Trust
Prudential Core Bond Fund

Supplement dated March 10, 2015 to the

Currently Effective Prospectus and Statement of Additional Information

As approved by the Board of Trustees of the Fund at its meeting held on March 3-5, 2015, effective as of March 9, 2015, the Fund reduced its contractual Class A distribution and service (12b-1) fee from .30% to .25% of average daily net assets and terminated the current 12b-1 fee waiver applicable to Class A shares of the Fund. To reflect these changes, the Fund's Prospectus is amended as follows:

1.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled "Annual Fund Operating Expenses" is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class R	Class Z
Management fees	.35%	.35%	.35%	.35%	.35%
+ Distribution and service (12b-1) fees	.25%	1.00%	None	.75%	None
+ Other expenses(1)	.35%	.35%	.26%	.35%	.35%
= Total annual Fund operating expenses	.95%	1.70%	0.61%	1.45%	0.70%
- Fee waiver or expense reimbursement	(.25)%	(.25)%	(.16)%	(.50)%	(.25)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(2)	.70%	1.45%	.45%	.95%	.45%

(1) The manager has contractually agreed through February 29, 2016 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses) of each class of shares of the Fund to .45% of the Fund's average daily net assets. Separately, the distributor has contractually agreed through February 29, 2016 to reduce its distribution and service (12b-1) fees for Class R shares to .50% of the average daily net assets of the Class R shares. These waivers may not be terminated prior to February 29, 2016 without the approval of the Fund's Board of Trustees.

2.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled "Example," the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$518	$715	$929	$1,542	$518	$715	$929	$1,542
Class C	$248	$511	$900	$1,988	$148	$511	$900	$1,988
Class Q	$46	$179	$324	$747	$46	$179	$324	$747
Class R	$97	$409	$745	$1,692	$97	$409	$745	$1,692
Class Z	$46	$199	$365	$847	$46	$199	$365	$847

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
PRUDENTIAL CORE BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Other expenses	rr_OtherExpensesOverAssets	0.35%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.95%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	518
3 Years	rr_ExpenseExampleYear03	715
5 Years	rr_ExpenseExampleYear05	929
10 Years	rr_ExpenseExampleYear10	1,542
1 Year	rr_ExpenseExampleNoRedemptionYear01	518
3 Years	rr_ExpenseExampleNoRedemptionYear03	715
5 Years	rr_ExpenseExampleNoRedemptionYear05	929
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,542
PRUDENTIAL CORE BOND FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.35%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.70%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.45%
1 Year	rr_ExpenseExampleYear01	248
3 Years	rr_ExpenseExampleYear03	511
5 Years	rr_ExpenseExampleYear05	900
10 Years	rr_ExpenseExampleYear10	1,988
1 Year	rr_ExpenseExampleNoRedemptionYear01	148
3 Years	rr_ExpenseExampleNoRedemptionYear03	511
5 Years	rr_ExpenseExampleNoRedemptionYear05	900
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,988
PRUDENTIAL CORE BOND FUND | Class Q
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.26%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.61%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	747
1 Year	rr_ExpenseExampleNoRedemptionYear01	46
3 Years	rr_ExpenseExampleNoRedemptionYear03	179
5 Years	rr_ExpenseExampleNoRedemptionYear05	324
10 Years	rr_ExpenseExampleNoRedemptionYear10	747
PRUDENTIAL CORE BOND FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+ Other expenses	rr_OtherExpensesOverAssets	0.35%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.45%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	1,692
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	409
5 Years	rr_ExpenseExampleNoRedemptionYear05	745
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,692
PRUDENTIAL CORE BOND FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.35%	[1]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.70%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	365
10 Years	rr_ExpenseExampleYear10	847
1 Year	rr_ExpenseExampleNoRedemptionYear01	46
3 Years	rr_ExpenseExampleNoRedemptionYear03	199
5 Years	rr_ExpenseExampleNoRedemptionYear05	365
10 Years	rr_ExpenseExampleNoRedemptionYear10	847

[1]	The manager has contractually agreed through February 29, 2016 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses) of each class of shares of the Fund to .45% of the Fund's average daily net assets. Separately, the distributor has contractually agreed through February 29, 2016 to reduce its distribution and service (12b-1) fees for Class R shares to .50% of the average daily net assets of the Class R shares. These waivers may not be terminated prior to February 29, 2016 without the approval of the Fund's Board of Trustees.